Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Sep. 12, 2012	Dec. 16, 2014	Dec. 31, 2014	Apr. 22, 2014	Dec. 31, 2014	May 31, 2014	Nov. 28, 2014	Dec. 31, 2013	Oct. 08, 2013	Jun. 13, 2012	Jun. 11, 2012	Apr. 30, 2012	Apr. 12, 2012	Nov. 23, 2011	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Ordinary shares, shares authorized	371,684,330			799,281,189			1,000,000,000		835,675,688	366,789,830	426,747,470		446,545,450	500,000,000
Ordinary shares, shares issued								147,000,000				147,000,000		147,000,000
Ordinary shares, par value														$ 0.0001
Shares authorized				1,000,000,000					1,000,000,000				500,000,000
Convertible redeemable preferred shares, shares authorized				200,718,811					164,324,312				53,454,550
Stock split ratio for ordinary shares	10
Ordinary shares, shares outstanding								147,000,000
Number of shares, Outstanding								58,187,500
Amount due to ordinary shareholders			$ 6,450	6,450	6,450
Class A Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			800,000,000		800,000,000		800,000,000
Ordinary shares, shares issued			280,869,740		280,869,740
Ordinary shares, par value			$ 0.0001		0.0001
Ordinary shares, shares outstanding			280,869,740		280,869,740
Number of shares, Outstanding			8,807,571		8,807,571
Ordinary shares, new issues		45,688,888	45,688,888
Convertible preferred stock shares converted to ordinary shares		200,718,811
Class A Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Ordinary shares, new issues		36,800,000	36,800,000
Class A Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Ordinary shares, new issues		8,888,888	8,888,888
Class B Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			100,000,000		100,000,000		100,000,000
Ordinary shares, shares issued			96,886,370		96,886,370
Ordinary shares, par value			$ 0.0001		0.0001
Ordinary shares, shares outstanding			96,886,370		96,886,370
Number of shares, Outstanding			48,443,185		48,443,185
Undesignated Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized							100,000,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares outstanding			377,756,110		377,756,110			147,000,000							147,000,000	147,000,000
Number of shares donated to the company				15,651,589
Ordinary shares, new issues					45,688,888
Dividend Declared [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount				64,494
Dividend Paid [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount						$ 58,044
Dividend payable date						2014-05